OIL AND GAS PROPERTY, NET (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Extractive Industries [Abstract]
SCHEDULE OF OIL AND GAS ACTIVITIES

The following tables summarize the Company’s oil and gas activities by classification.

	June 30, 2021	December 31, 2020
	(Unaudited)
Oil and gas property – subject to amortization	$22,053,581	$20,912,041
Accumulated depletion and impairment	(19,839,524)	(19,573,054)
Oil and gas property – subject to amortization, net	$2,214,057	$1,338,987

Oil and gas property – not subject to amortization	$1,129,500	$1,113,494
Accumulated impairment	-	-
Oil and gas property – not subject to amortization, net	$1,129,500	$1,113,494

The following tables summarize the Company’s oil and gas activities by classification.

	As of December 31,
	2020	2019
Oil and gas property – subject to amortization	$20,912,041	$20,345,797
Accumulated depletion and impairment	(19,573,054)	(18,918,311)
Oil and gas property – subject to amortization, net	$1,338,987	$1,427,486

Oil and gas property – not subject to amortization	$1,113,494	$958,133
Accumulated impairment	-	-
Oil and gas property – not subject to amortization, net	$1,113,494	$958,133

SCHEDULE OF MOVEMENT OF THE OIL AND GAS PROPERTY

The following shows the movement of the oil and gas property – subject to amortization balance.

Oil & Gas Property – Kruh
December 31, 2020	$1,338,987
Additional capitalization	1,141,540
Depletion	(266,470)
June 30, 2021 (Unaudited)	$2,214,057

The following shows the movement of the oil and gas property – subject to amortization balance.

Oil & Gas Property – Kruh
January 1, 2018	$2,911,730
Additional capitalization	166,871
Depletion	(1,078,784)
January 1, 2019	$1,999,817
Additional capitalization	245,202
Depletion	(817,533)
December 31, 2019	$1,427,486
Additional capitalization	566,244
Depletion	(654,743)
December 31, 2020	$1,338,987